Commitments and Contingencies	6 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

16. COMMITMENTS AND CONTINGENCIES

Commitments

As of March 31, 2026, Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Nanping Golden Heaven”) had outstanding capital expenditure commitments relating to two construction projects, with an aggregate contract value of approximately US$46.24 million.

On September 28, 2023, Nanping Golden Heaven entered into a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. with a total contract value of approximately US$20.23 million (RMB 140 million). The construction period under the contract was originally scheduled from October 1, 2023 to March 31, 2025 and was subsequently extended to March 31, 2026, and further extended to October 31, 2026. As of September 30, 2025, Nanping Golden Heaven had paid approximately US$10.12 million (RMB 70 million) under this contract, and the remaining contractual commitment amounted to approximately US$10.11 million. Effective February 28, 2026, the contract for this project was transferred from Nanping Golden Heaven to Fuzhou Golden Carnival Culture Development Co., Ltd., a subsidiary newly established by the Company on January 15, 2026.

On September 28, 2023, Nanping Golden Heaven entered into a construction contract with Fujian Xinchang Construction Engineering Co., Ltd. with a total contract value of approximately US$26.01 million (RMB 180 million). The construction period under the contract was originally scheduled from October 1, 2023 to September 30, 2024 and was subsequently extended to October 31, 2026. As of September 30, 2025, Nanping Golden Heaven had paid approximately US$13.01 million (RMB 90 million), and the remaining contractual commitment amounted to approximately US$13.00 million. Effective February 28, 2026, the contract for this project was transferred from Nanping Golden Heaven to Fuzhou Golden Carnival Culture Development Co., Ltd., a subsidiary newly established by the Company on January 15, 2026.

Accordingly, as of March 31, 2026, Nanping Golden Heaven’s total outstanding capital expenditure commitments relating to these two construction projects amounted to approximately US$23.11 million.